Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt - USD ($)	Nov. 30, 2018	May 31, 2018	May 31, 2017
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes payable	$ 4,000,000	$ 310,000
Less: Discount	(132,967)	0
Notes Payable, Net of Discounts	3,867,033	310,000
Current portion	3,867,033	310,000	$ 0
Long term portion	0	0
Note Payable to Todd Blatt [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes Payable, Net of Discounts		210,000
Note Payable to AJG Group [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes Payable, Net of Discounts		100,000
Loans Payable [Member] | Note Payable to Todd Blatt [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes payable	0	210,000
Loans Payable [Member] | Note Payable to AJG Group [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes payable	0	100,000
Loans Payable [Member] | Oasis Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Notes payable	$ 4,000,000	$ 0